Defined Contribution Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Defined Contribution Plan
19.	Defined Contribution Plan
The Company established the Fly Exclusive 401(k) Plan (the “401k Plan”) under Section 401(k) of the Internal Revenue Code. Under the 401k Plan, employees (or “Participants”) with greater than two months of service may contribute up to the lesser of $58 or 100% of their compensation per year subject to the elective limits as defined by IRS guidelines. The Company may make discretionary matching contributions in amounts equal to a uniform percentage or dollar amount of employees’ elective deferrals each plan year. The Company is matching 50% of the first 8% of base compensation that participants contribute to the Plan. Vesting in the Company’s contribution portion of their accounts is based on years of continuous service. A participant is 100% vested after 2 years of credited service.
Investment selections consist of mutual funds. The Company’s contributions to the 401k Plan amounted to $1,000 and $598 for the nine months ended September 30, 2023, and 2022, respectively.

21.	Defined Contribution Plan
The Company established the Fly Exclusive 401(k) Plan (the “401k Plan”) under Section 401(k) of the Internal Revenue Code. Under the 401k Plan, employees (or “Participants”) with greater than two months of service may contribute up to the lesser of $58 or 100% of their compensation per year subject to the elective limits as defined by IRS guidelines. The Company may make discretionary matching contributions in amounts equal to a uniform percentage or dollar amount of employees’ elective deferrals each plan year. As of October 1,
2021, the Company is matching 50% of the first 8% of base compensation that participants contribute to the Plan. Prior to October 1, 2021, the Company matched 50% of the first 4% of base compensation that participants contributed to the Plan. Vesting in the Company’s contribution portion of their accounts is based on years of continuous service. A participant is 100% vested after 2 years of credited service.
Investment selections consist of mutual funds. The Company’s contributions to the 401k Plan amounted to $973, $411, and $195 for the years ended December 31, 2022, 2021, and 2020, respectively.